Note 8 - Short-Term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short Term Investments [Abstract]
Held-to-maturity Securities		$ 2,639,589
Held-to-maturity Securities, Sold Security, Realized Gain (Loss)	4,234	367,520
Trading Securities, Realized Gain (Loss)		$ 113,152	$ 266,705